Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Allowance for Loan Losses [Abstract]
Portfolio Loans
Loans are comprised of the following at December 31:

	2021	2020
Residential real estate	$274,425	$305,478
Commercial real estate:
Owner-occupied	71,979	51,863
Nonowner-occupied	176,100	164,523
Construction	33,718	37,063
Commercial and industrial	141,525	157,692
Consumer:
Automobile	48,206	55,241
Home equity	22,375	19,993
Other	62,863	56,811
	831,191	848,664
Less: Allowance for loan losses	(6,483)	(7,160)

Loans, net	$824,708	$841,504

Activity in Allowance for Loan Losses by Portfolio Segment
The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2021, and 2020:
December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,480	$2,431	$1,776	$1,473	$7,160
Provision for loan losses	(615)	(61)	(258)	515	(419)
Loans charged off	(84)	(115)	(120)	(1,162)	(1,481)
Recoveries	199	293	173	558	1,223
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

December 31, 2020	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,250	$1,928	$1,447	$1,647	$6,272
Provision for loan losses	413	946	443	1,178	2,980
Loans charged off	(340)	(559)	(185)	(1,949)	(3,033)
Recoveries	157	116	71	597	941
Total ending allowance balance	$1,480	$2,431	$1,776	$1,473	$7,160

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method
The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2021 and 2020:

December 31, 2021	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$10	$—	$10
Collectively evaluated for impairment	980	2,548	1,561	1,384	6,473
Total ending allowance balance	$980	$2,548	$1,571	$1,384	$6,483

Loans:
Loans individually evaluated for impairment	$—	$5,411	$4,531	$81	$10,023
Loans collectively evaluated for impairment	274,425	276,386	136,994	133,363	821,168
Total ending loans balance	$274,425	$281,797	$141,525	$133,444	$831,191

December 31, 2020	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,480	2,431	1,776	1,473	7,160
Total ending allowance balance	$1,480	$2,431	$1,776	$1,473	$7,160

Loans:
Loans individually evaluated for impairment	$411	$5,845	$4,686	$84	$11,026
Loans collectively evaluated for impairment	305,067	247,604	153,006	131,961	837,638
Total ending loans balance	$305,478	$253,449	$157,692	$132,045	$848,664

Loans Individually Evaluated for Impairment by Class of Loans
The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2021, and 2020:

December 31, 2021	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial and industrial	$1,993	$1,993	$10	$1,987	$94	$94

With no related allowance recorded:
Commercial real estate:
Owner-occupied	5,052	5,027	—	5,151	309	309
Nonowner-occupied	384	384	—	387	29	29
Commercial and industrial	2,538	2,538	—	2,981	139	139
Consumer:
Home equity	31	31	—	32	2	2
Other	50	50	—	49	2	2

Total	$10,048	$10,023	$10	$10,587	$575	$575

December 31, 2020	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:	$—	$—	$—	$—	$—	$—

With no related allowance recorded:
Residential real estate	418	411	—	423	21	21
Commercial real estate:
Owner-occupied	5,256	5,256	—	3,417	260	260
Nonowner-occupied	632	589	—	626	29	29
Commercial and industrial	4,686	4,686	—	3,772	196	196
Consumer:
Home equity	34	34	—	28	2	2
Other	50	50	—	10	2	2

Total	$11,076	$11,026	$—	$8,276	$510	$510

Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still on Accrual by Class of Loans
The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2021 and 2020:
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2021
Residential real estate	$10	$2,683
Commercial real estate:
Owner-occupied	—	1,055
Nonowner-occupied	—	—
Construction	—	146
Commercial and industrial	65	150
Consumer:
Automobile	55	147
Home equity	—	148
Other	160	17
Total	$290	$4,346

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2020
Residential real estate	$127	$5,256
Commercial real estate:
Owner-occupied	—	205
Nonowner-occupied	—	362
Construction	—	156
Commercial and industrial	15	149
Consumer:
Automobile	146	129
Home equity	—	210
Other	136	36
Total	$424	$6,503

Aging of Recorded Investment in Past Due Loans by Class of Loans
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2021 and 2020:
December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,208	$1,218	$921	$4,347	$270,078	$274,425
Commercial real estate:
Owner-occupied	895	—	153	1,048	70,931	71,979
Nonowner-occupied	100	—	—	100	176,000	176,100
Construction	36	53	33	122	33,596	33,718
Commercial and industrial	517	60	215	792	140,733	141,525
Consumer:
Automobile	656	148	194	998	47,208	48,206
Home equity	35	165	47	247	22,128	22,375
Other	401	133	177	711	62,152	62,863

Total	$4,848	$1,777	$1,740	$8,365	$822,826	$831,191

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,845	$496	$1,663	$5,004	$300,474	$305,478
Commercial real estate:
Owner-occupied	470	1,003	193	1,666	50,197	51,863
Nonowner-occupied	94	—	362	456	164,067	164,523
Construction	—	82	—	82	36,981	37,063
Commercial and industrial	1,112	11	164	1,287	156,405	157,692
Consumer:
Automobile	831	131	258	1,220	54,021	55,241
Home equity	204	81	113	398	19,595	19,993
Other	446	76	172	694	56,117	56,811

Total	$6,002	$1,880	$2,925	$10,807	$837,857	$848,664

Troubled Debt Restructuring Loan Modifications
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2021 and December 31, 2020:
	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2021
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$1,455	$—	$1,455
Maturity extension at lower stated rate than market rate	268	—	268
Credit extension at lower stated rate than market rate	375	—	375
Nonowner-occupied
Credit extension at lower stated rate than market rate	385	—	385
Commercial and industrial
Interest only payments	2,301	—	2,301
Total TDRs	$4,784	$—	$4,784

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms	Total TDRs
December 31, 2020
Residential real estate:
Interest only payments	$202	$—	$202
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	1,486	—	1,486
Maturity extension at lower stated rate than market rate	351	—	351
Credit extension at lower stated rate than market rate	384	—	384
Nonowner-occupied
Credit extension at lower stated rate than market rate	390	—	390
Commercial and industrial
Interest only payments	4,400	—	4,400
Total TDRs	$7,213	$—	$7,213

Financing Receivable Credit Quality Indicators
As of December 31, 2021 and December 31, 2020, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:
December 31, 2021	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$66,999	$618	$4,362	$71,979
Nonowner-occupied	175,901	—	199	176,100
Construction	33,685	—	33	33,718
Commercial and industrial	134,983	1,862	4,680	141,525
Total	$411,568	$2,480	$9,274	$423,322

December 31, 2020	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$46,604	$669	$4,590	$51,863
Nonowner-occupied	160,324	3,629	570	164,523
Construction	37,063	—	—	37,063
Commercial and industrial	150,786	2,064	4,842	157,692
Total	$394,777	$6,362	$10,002	$411,141

Recorded Investment of Residential and Consumer Loans
For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2021 and December 31, 2020:
	Consumer
December 31, 2021	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$48,004	$22,227	$62,686	$271,732	$404,649
Nonperforming	202	148	177	2,693	3,220
Total	$48,206	$22,375	$62,863	$274,425	$407,869

	Consumer
December 31, 2020	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$54,966	$19,783	$56,639	$300,095	$431,483
Nonperforming	275	210	172	5,383	6,040
Total	$55,241	$19,993	$56,811	$305,478	$437,523